Allowance for Loan Losses - Composition of Nonaccrual Loans by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Financial Receivables [Line Items]
Increase in non-performing loans	$ 4,717	$ 9,480
Commercial [Member]
Schedule Of Financial Receivables [Line Items]
Increase in non-performing loans	204	437
Real Estate - Commercial [Member]
Schedule Of Financial Receivables [Line Items]
Increase in non-performing loans	1,064	3,032
Other Real Estate Construction [Member]
Schedule Of Financial Receivables [Line Items]
Increase in non-performing loans	1,637	2,945
Real Estate 1 - 4 Family Construction [Member]
Schedule Of Financial Receivables [Line Items]
Increase in non-performing loans
Real Estate - Residential [Member]
Schedule Of Financial Receivables [Line Items]
Increase in non-performing loans	1,564	2,507
Home Equity [Member]
Schedule Of Financial Receivables [Line Items]
Increase in non-performing loans	248	558
Consumer Loans [Member]
Schedule Of Financial Receivables [Line Items]
Increase in non-performing loans		1
Other Loans [Member]
Schedule Of Financial Receivables [Line Items]
Increase in non-performing loans